united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-24047

MORGAN STANLEY PRIVATE MARKETS AND ALTERNATIVE FUND
(Exact name of registrant as specified in charter)

60 East 42nd Street, 26th Floor, New York, NY	10165
(Address of principal executive offices)	(Zip code)

Indira Mahadeo, iCapital Registered Fund Adviser LLC
60 East 42nd Street, 26th Floor, New York, NY 10165
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 994-7400

Date of fiscal year end: 3/31

Date of reporting period: 3/31/25

Item 1. Reports to Stockholders.

(a)       Not Applicable

(b)       See Attached

Morgan Stanley

Private Markets and
Alternatives Fund

Semi-Annual Report
September 30, 2025

Advised by:
ICAPITAL FUND ADVISORS LLC
60 East 42nd Street, 26th Floor, New York, NY 10165

Morgan Stanley Private Markets and Alternatives Fund
September 30, 2025

Table of Contents

Portfolio Review	1
Portfolio of Investments	2
Statement of Assets and Liabilities	3
Statement of Operations	4
Statement of Changes in Net Assets	5
Statement of Cash Flows	6
Statement of Financial Highlights	7
Notes to Financial Statements	8
Approval of Investment Advisory Agreement	16
Privacy Notice

Morgan Stanley Private Markets and Alternative Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2025

The table below shows the total returns for Morgan Stanley Private Markets and Alternative Fund and the Funds Benchmark Indexes for the same time periods ended September 30, 2025 1

Since Inception August 1, 2025
Morgan Stanley Private Markets and Alternative Fund Class I	1.90%
Morgan Stanley Private Markets and Alternative Fund Class A	1.80%
Morgan Stanley Private Markets and Alternative Fund Class A with Load	(1.74)%
MSCI AC World Index Net [2]	7.60%
Bloomberg Aggregate Bond Index [3]	1.38%
FTSE 3-Month US T-Bill Index [4]	0.72%
50% MSCI AC World Index Net/45% Bloomberg Aggregate Bond Index /5% FTSE 3 Month US T-Bill Index	4.48%

[1]	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when repurchased, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the repurchases of Fund shares. For performance information current to the most recent month-end, please call 1-212-994-7400.

[2]	The MSCI All Country World Index (ACWI) is a market-cap-weighted global equity index that tracks emerging and developed markets. It currently monitors more than 2,500 large- and mid-cap stocks in 47 countries. The index is unmanaged, is not available for investment, and does not incur fees.

[3]	The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS, and CMBS (agency and non-agency).

[4]	The FTSE 3 Month US T-Bill Index Series is intended to track the daily performance of 3 month US Treasury bills. The indices are designed to operate as a reference rate for a series of funds.

Holdings by Asset Type	% of Net Assets
Investment Interests
Private Equity	44.46%
Private Credit	23.49%
Infrastructure	18.96%
Real Estate	12.55%
Other Assets in Excess of Liabilities	0.54%
Total	100.0%

Morgan Stanley Private Markets and Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2025

	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Liquidity (a)
INVESTMENT INTERESTS - 99.46%
PRIVATE EQUITY - 44.46%
Carlyle AlpInvest Private Markets SICAV	$44,560,773	$45,554,999	14.03%	8/1/2025	Monthly
Franklin Lexington Private Markets Fund SICAV SA	39,786,404	41,183,906	12.68%	8/1/2025	Quarterly
KKR Private Equity Conglomerate, LLC	42,969,317	44,380,049	13.66%	8/1/2025	Quarterly
StepStone (Luxembourg) SCA Class A	12,751,681	13,272,598	4.09%	9/2/2025	Quarterly
TOTAL PRIVATE EQUITY	140,068,175	144,391,552	44.46%

PRIVATE CREDIT - 23.49%
Apollo Asset Backed Credit Company, LLC	12,731,649	12,790,492	3.94%	8/1/2025	Quarterly
Apollo Debt Solutions BDC	39,786,404	39,665,899	12.21%	8/1/2025	Quarterly
Carlyle Tactical Private Credit Fund	23,871,842	23,843,524	7.34%	8/1/2025	Quarterly
TOTAL PRIVATE CREDIT	76,389,895	76,299,915	23.49%

REAL ESTATE - 12.55%
Blue Owl Real Estate Net Lease Trust	13,527,377	13,756,110	4.23%	8/1/2025	Quarterly
Hines Global Income Trust	13,527,377	13,502,785	4.16%	8/1/2025	Monthly
Nuveen Global Cities REIT, Inc.	13,527,377	13,503,810	4.16%	8/1/2025	Monthly
TOTAL REAL ESTATE	40,582,131	40,762,705	12.55%

INFRASTRUCTURE - 18.96%
Brookfield Infrastructure Income Fund	48,539,413	48,777,463	15.02%	8/1/2025	Quarterly
KKR Infrastructure Conglomerate, LLC	12,731,649	12,811,557	3.94%	8/1/2025	Quarterly
TOTAL INFRASTRUCTURE	61,271,062	61,589,020	18.96%

TOTAL INVESTMENT INTERESTS	$318,311,263	$323,043,192	99.46%

TOTAL INVESTMENTS - 99.46% (Cost - $318,311,263)		$323,043,192
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.54%		1,758,106
NET ASSETS - 100.0%		$324,801,298

(a)	Available frequency of redemptions after the initial lock up period, if any. Different tranches may have varying liquidity terms.

See accompanying notes to financial statements.

Morgan Stanley Private Markets and Alternative Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

ASSETS
Investments:
Investments at fair value (cost $318,311,263)	$323,043,192
Cash	7,745,100
Prepaid investment	122,842,204
Deferred offering cost	285,446
Dividend income receivable	35,428
Receivable due from adviser	285,056
TOTAL ASSETS	$454,236,426

LIABILITIES
Contributions received in advance	128,603,646
Offering costs payable	342,535
Organizational cost payable	85,173
Service fees payable to related parties	60,599
Directors fees payable	9,192
Distribution and servicing fees payable	261,136
Accrued expenses and other liabilities	72,847
TOTAL LIABILITIES	129,435,128

NET ASSETS	$324,801,298

Composition of Net Assets:
Paid-in capital	$319,895,080
Accumulated earnings	4,906,218
NET ASSETS	$324,801,298

Class I:
Net assets	$50,340,222
Shares of beneficial interest outstanding [$0 par value]	4,941,031
Net asset value (Net Assets ÷ Shares Outstanding), offering price and repurchase price per share	$10.19

Class A:
Net assets	$274,461,076
Shares of beneficial interest outstanding [$0 par value]	26,964,219
Net asset value (Net Assets ÷ Shares Outstanding) and repurchase price per share	$10.18
Maximum offering price per share (net asset value plus maximum sales load of 3.50%)	$10.55

See accompanying notes to financial statements.

Morgan Stanley Private Markets and Alternative Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended September 30, 2025 (1)

INVESTMENT INCOME
Dividend income	$429,814
TOTAL INVESTMENT INCOME	429,814

EXPENSES
Management fees	164,324
Distribution and servicing fees	261,136
Organizational costs	85,173
Offering costs	57,089
Legal fees	50,137
Administrative services fees	27,970
Transfer agent fees	17,922
Audit and tax fees	7,521
Directors fees and expenses	9,192
Printing and postage expense	8,356
Chief compliance officer fees	6,351
Custodian fees	6,184
Registration fees	3,814
Insurance expense	2,005
Other expenses	3,342
TOTAL EXPENSES	710,516

Less: Fees waived/expenses reimbursed	(449,380)
NET EXPENSES	261,136

NET INVESTMENT INCOME	168,678

NET UNREALIZED APPRECIATION ON INVESTMENTS
Investments	4,731,929
NET UNREALIZED APPRECIATION ON INVESTMENTS	4,731,929

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,900,607

(1)	Commencement of operations was August 1, 2025.

See accompanying notes to financial statements.

Morgan Stanley Private Markets and Alternative Fund
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
For the Period Ended September 30, 2025 (1)

INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$168,678
Net change in unrealized appreciation/(depreciation) on investments	4,731,929
Net increase in net assets resulting from operations	4,900,607

BENEFICIAL INTEREST TRANSACTIONS
Proceeds from capital contributions
Class I	49,548,324
Class A	270,352,367
Total increase in net assets from shares of beneficial interest	319,900,691

NET INCREASE IN NET ASSETS FROM OPERATIONS AND BENEFICIAL INTEREST TRANSACTIONS	324,801,298

NET ASSETS
Beginning of period	—
End of period	$324,801,298

SHARE ACTIVITY
Class I:
Shares Sold	4,941,031
Net Increase in Shares Outstanding	4,941,031

Class A:
Shares Sold	26,964,219
Net (Decrease) in Shares Outstanding	26,964,219

(1)	Commencement of operations was August 1, 2025.

See accompanying notes to financial statements.

Morgan Stanley Private Markets and Alternative Fund
STATEMENT OF CASH FLOWS (Unaudited)
For the Period Ended September 30, 2025 (a)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$4,900,607
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(318,311,263)
Net change in unrealized appreciation/depreciation on investments	(4,731,929)
Increase in prepaid investment	(122,842,204)
Increase in deferred offering cost	(285,446)
Increase in dividend receivable	(35,428)
Increase in receivable due from adviser	(285,056)
Increase in offering costs payable	342,535
Increase in organizational costs payable	85,173
Increase in service fees payable to related parties	60,599
Increase in directors fees payable	9,192
Increase in distribution and servicing fees payable	261,136
Increase in accrued expenses and other liabilities	72,847
Net cash used in operating activities	(440,759,237)

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions, including capital contributions received in advance	448,504,337
Net cash provided by financing activities	448,504,337

NET INCREASE IN CASH	7,745,100
CASH - BEGINNING OF PERIOD	—
CASH - END OF PERIOD	$7,745,100

(a)	Commencement of operations was August 1, 2025.

See accompanying notes to financial statements.

Morgan Stanley Private Markets and Alternative Fund
STATEMENTS OF FINANCIAL HIGHLIGHTS

Per Unit Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period End

	Class I		Class A

	For the period ended		For the period ended
	September 30, 2025 (1)		September 30, 2025 (1)
	(Unaudited)		(Unaudited)

Net asset value, beginning of period	$10.00		$10.00

Gain from investment operations:
Net investment income (2)	0.02		—
Net realized and unrealized gain on investments	0.17		0.18
Net increase in net assets resulting from operations	0.19		0.18

Net asset value, end of period	$10.19		$10.18

Total Return (3)	1.90	% (6)	1.80	% (6)

Net assets, end of period (000s)	$50,340		$274,461

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets (4,5)	1.08	% (7)	1.83	% (7)
Ratio of net expenses to average net assets (5)	0.00	% (7)	0.75	% (7)
Ratio of net investment income/(loss) to average net assets	1.05	% (7)	0.29	% (7)

Portfolio turnover rate	0	% (6)	0	% (6)

(1)	The Fund commenced operations on August 1, 2025.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown exclude the effect of applicable sales charges and tender fees and assumes reinvestment of all distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Expense Ratios do not include the expenses paid on the Investment Interests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Morgan Stanley Private Markets and Alternatives Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2025

1.	ORGANIZATION

Morgan Stanley Private Markets and Alternatives Fund (the “Fund”) was organized as a Delaware statutory trust on March 11, 2025, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified investment management company. iCapital Fund Advisors LLC (the “Adviser’’), an affiliate of Institutional Capital Network, Inc. (“iCapital”), serves as the Fund’s investment adviser. Consulting Group Advisory Services LLC, a business of Morgan Stanley (“MS”), serves as the Fund’s investment sub-adviser (the Sub-Adviser). The Fund currently offers two separate classes of shares of beneficial interest, designated Class A and Class I (each, “Shares”) on a continuous basis at the net asset value (“NAV”) per Share plus any applicable sales loads.

The minimum initial investment for an investor in the Fund is $25,000, and the minimum additional investment in the Fund by any investor is $10,000. Class A Shares and Class I Shares are sold at NAV without an initial sales charge. Class A Shares are subject to a fee 0.75% of the aggregate net asset value of Class A Shares, determined and accrued as of the last day of each calendar month (before any repurchases of Shares) (the “Distribution and Servicing Fee”). All classes of Shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class-specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each month based upon the relative net assets of each class.

The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers investors access to the major private market asset classes, including but not limited to private equity, private credit, and real assets. The Sub-Adviser will seek to optimize the Fund’s portfolio construction with the goal of maximizing risk-adjusted return. The Sub-Adviser intends to leverage the vast resources of MS to optimize asset allocation and manager selection within the Fund. The Fund’s investments can take the form of: (i) primary and secondary investments in private funds managed by third-party managers (“Private Funds”); (ii) primary investments in registered investment companies, including mutual funds (“Mutual Funds”), unlisted closed-end funds (“Closed-End Funds”) and exchange-traded funds (“ETFs” and, collectively with Mutual Funds and Closed-End Funds, “Registered Funds”), as well as business development companies (“BDCs”); (iii) primary investments in real estate investment trusts (“REITs”); and (iv) direct investments in the equity and/or debt of operating companies, projects or properties, typically through co-investing alongside investment managers. Together, the Private Funds, Registered Funds, BDCs, and REITs are broadly referred to as “Portfolio Funds,” and the investment managers of the Portfolio Funds are referred to as the “Portfolio Fund Managers.” The Fund does not presently intend to invest in affiliated Portfolio Funds. Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in private investment interests (“Private Market Assets”) and alternative investment interests of any type (“Alternative Assets”). The Fund defines Private Market Assets to include private investments of any type, and the Fund defines Alternative Assets to include investments in private equity, private debt, real estate, infrastructure, energy, agriculture and other natural resources. The Fund defines Private Market Assets to include funds that are not registered or regulated under the 1940 Act, and the Fund defines Alternative Assets to include Private Market Assets and funds that are registered or regulated under the 1940 Act. In addition, the Fund may invest a portion of its assets in temporary investments pending distribution to shareholders or to pay Fund expenses.

Operating Segments – The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the Principal Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Morgan Stanley Private Markets and Alternatives Fund
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
September 30, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation – Under FASB’s Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies, the Fund follows accounting and reporting guidance for investment companies. The Fund’s financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of financial statements requires the Fund’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Investment Transactions and Related Investment Income and Expenses – Investment transactions are accounted for on a trade-date basis. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date or as soon as the information becomes available to the Fund. Realized gains and losses from the sale of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The Fund bears all expenses incurred in the course of its operations, and expenses are recorded on an accrual basis.

Cash – Cash consists of monies held at UMB Bank, N.A. Such balances may exceed federally insured limits. The Fund has not experienced any losses in these accounts and does not believe it is exposed to any significant credit risk. There are no restrictions on the cash held by the Fund.

Short-Term Investments – Short-term investments represent holdings in high-quality money market instruments and money market mutual funds and are recorded at NAV per Share, which approximates fair value. Money market instruments are high-quality, short-term fixed-income obligations that generally have remaining maturities of one year or less and may include U.S. government securities, commercial paper, certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed at least annually and are recorded on the ex-dividend date. Distributable net realized capital gains are also declared and distributed at least annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are classified as either temporary or permanent. Permanent differences are reclassified within the composition of net assets based on their federal tax-basis treatment, while temporary differences do not require reclassification.

Federal Income Taxes – The Fund’s policy is to continue to qualify as a Regulated Investment Company (“RIC”) by complying with the provisions of the Internal Revenue Code applicable to RICs and by distributing substantially all of its taxable income and net realized gains (after reduction for capital loss carryforwards) to shareholders. Therefore, no federal income tax provision has been recorded for the Fund.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained, assuming examination by tax authorities in accordance with the FASB ASC 740, Accounting for Uncertainty in Income Taxes. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s September 30, 2025, tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments. However, the Fund is not aware of any uncertain tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

Morgan Stanley Private Markets and Alternatives Fund
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
September 30, 2025

3.	FAIR VALUE MEASUREMENT

The Fund utilizes various methods to measure the fair value of its investments. U.S. GAAP establishes a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC Topic 820, these inputs are summarized below:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market for similar instruments, and fair value is determined through the use of models or other valuation methodologies.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. The categorization of Level 2 or Level 3 is based on the significance of the unobservable inputs to the overall valuation. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following tables summarize the inputs used to value the Fund’s investments by fair value hierarchy as of September 30, 2025:

				Investments Valued
	Level 1	Level 2	Level 3	at NAV *	Total
Assets:
Private Equity	$—	$—	$—	$144,391,552	$144,391,552
Private Credit				76,299,915	76,299,915
Real Estate				40,762,705	40,762,705
Infrastructure				61,589,020	61,589,020
Total Investments:	$—	$—	$—	$323,043,192	$323,043,192

*	Investments valued using NAV as the practical expedient, an indicator of fair value, are listed in a separate column to permit reconciliation to totals presented on the Consolidated Statement of Assets and Liabilities.

Investments Valued at NAV – The Fund records its investment in the Portfolio Funds at fair value in accordance with FASB ASC 820, Fair Value Measurement, based on the Fund’s proportionate share of its interest in the net assets of the Portfolio Funds. FASB ASC 820 permits a reporting entity to measure the fair value of an investment interest that does not have a readily determinable fair value based on NAV per Share, or its equivalent, of the investment interest as a practical expedient, without further adjustment, unless it is probable that the investment would be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using NAV as a practical expedient, certain attributes of the investment that may impact its fair value are not considered in measuring fair value.

At the end of each accounting period of the Fund, net capital appreciation or depreciation is allocated to the capital accounts of all members in proportion to each member’s capital account balance at the beginning of the period, excluding any interest in special investment accounts, if any. Since the Fund invests substantially all of its assets in the Portfolio Funds, its net capital

Morgan Stanley Private Markets and Alternatives Fund
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
September 30, 2025

appreciation or depreciation is generally based on net capital appreciation or depreciation of the Portfolio Funds, adjusted for any expenses, assets, liabilities incurred by the Fund, and the management fee.

The value assigned to the Fund’s investments in the Portfolio Funds is based on available information and does not necessarily represent the amount that might ultimately be realized, as that amount depends on future circumstances and cannot reasonably be determined until the Portfolio Funds’ investments are liquidated. Furthermore, the Fund’s investment in the Portfolio Funds is indirectly subject to any restrictions on the liquidity of the Portfolio Funds’ investments. The Fund’s investments in the Portfolio Funds totaled $318,311,263 as of September 30, 2025, and can be liquidated in accordance with the Porfolio Funds’ liquidation terms.

A listing of the investments held by the Fund and their attributes, as of September 30, 2025, is shown in the table below:

Investment	Investment Strategy	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period	Redemption Restrictions Terms
Apollo Asset Backed Credit Company, LLC	Asset Backed / Specialty	$12,790,492	N/A	N/A	Quarterly	1 Business Day	N/A
Apollo Debt Solutions BDC	Direct Lending	39,665,899	N/A	N/A	Quarterly	15 Calendar Days	N/A
Blue Owl Real Estate Net Lease Trust	Real Estate	13,756,110	N/A	N/A	Quarterly	1 Business Day	N/A
Brookfield Infrastructure Income Fund	Infrastructure	48,777,463	N/A	N/A	Quarterly	4 Business Days	N/A
Carlyle Tactical Private Credit Fund	Opportunistic	23,843,524	N/A	N/A	Quarterly	1 Business Day	N/A
Carlyle AlpInvest Private Markets SICAV	Buyout	45,554,999	N/A	N/A	Monthly	10 Business Days	N/A
Franklin Lexington Private Markets Fund SICAV SA	Buyout	41,183,906	N/A	N/A	Quarterly	30 Calendar Days	N/A
Hines Global Income Trust	Real Estate	13,502,785	N/A	N/A	Monthly	1 Business Day	N/A
KKR Infrastructure Conglomerate, LLC	Infrastructure	12,811,557	N/A	N/A	Quarterly	55 Calendar Days	N/A
KKR Private Equity Conglomerate, LLC	Buyout	44,380,049	N/A	N/A	Quarterly	55 Calendar Days	N/A
Nuveen Global Cities REIT, Inc.	Real Estate	13,503,810	N/A	N/A	Monthly	2 Business Days	N/A
StepStone (Luxembourg) SCA Class A	Growth Equity / Venture Capital	13,272,598	N/A	N/A	Quarterly	25 Calendar Days	N/A
Total		$323,043,192

4.	INVESTMENT TRANSACTIONS

Investment Transactions – For the period ended September 30, 2025, the cost of purchases and proceeds from sales or other disposition of investments, excluding short-term investments, were $318,311,263 and $0, respectively.

5.	INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH RELATED PARTIES, AND OTHER FEES

Management Fee – The Fund pays the Adviser a monthly fee of 0.033% (i.e., 0.40% on an annualized basis) of the Fund’s month-end net asset value (the “Management Fee”). The Management Fee is an expense paid out of the Fund’s net assets and is computed based on the value of the net assets of the Fund as of the close of business on the last business day of each month (including any assets in respect of Shares that will be repurchased as of the end of the month). The Adviser pays a sub-advisory fee to the Sub-Adviser out of the Management Fee. The Management Fee is in addition to the asset-based fees and incentive fees paid by the Portfolio Funds to the Investment Managers and indirectly borne by investors in the Fund. The Adviser, not the Fund, pays a sub-advisory fee to the Sub-Adviser out of the Management Fee at the rate of 0.0208% (0.25% on an annualized basis) of the value of the Fund’s month-end net assets. The Fund incurred $164,324 in Management Fees for the period ended September 30, 2025, which is included in the Statement of Operations. As of September 30, 2025, the payable due to the Adviser for Management Fees was $164,324.

Expense Reimbursement Agreement – As outlined in the Fund’s Prospectus, the Adviser has contractually entered into an Expense Reimbursement Agreement with the Fund for an initial Reimbursement Period. Under which the Adviser agrees, with respect to the relevant month, to pay, absorb, or reimburse the Fund’s Management Fee and Other Expenses to the extent that the Management Fee and Other Expenses in the aggregate equal or are less than 1.25% per annum of the Fund’s average monthly net assets. The Adviser may recalculate and extend the Reimbursement Period for the Fund on an annual basis. This contractual arrangement will remain in effect until June 9, 2026, unless the Fund’s Board of Trustees approves its

Morgan Stanley Private Markets and Alternatives Fund
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
September 30, 2025

earlier termination. The Adviser may not recoup any expenses.

Distribution and Servicing Fee – The Fund has adopted a Distribution and Service Plan Agreement (the “Plan”) for Class A and Class I Shares under Rule 12b-1 of the 1940 Act. Under the Plan, the Fund pays a monthly fee from the net assets of Class A Shares at the annual rate of 0.75% of the aggregate net asset value of the Class A Shares. This amount is determined and accrued as of the last day of each calendar month before any Share repurchases (the “Distribution and Servicing Fee”).

The Distribution and Servicing Fee is paid to iCapital Markets LLC, an affiliate of the Adviser (the “Distributor”) as compensation for ongoing distribution-related activities, services, and/or maintenance of the Fund’s shareholder accounts that are not otherwise required to be provided by the Adviser. The Distributor has entered into a dealer agreement with a broker-dealer affiliated with the Sub-Adviser (the “Selling Agent”) to participate in the distribution of the Shares as the exclusive selling agent for the Fund. The Selling Agent may engage certain broker-dealer affiliates to distribute Shares in specific jurisdictions. The Fund pays a monthly fee from the net assets of Class A Shares at an annual rate of 0.75% of the aggregate net asset value of Class A Shares, determined and accrued as of the last day of each calendar month before any Share repurchases (the “Distribution and Servicing Fee”). The Fund does not pay any fee to the Distributor for the distribution of Class I Shares. During the period ended September 30, 2025, pursuant to the Plan, Class A Shares incurred $261,136 in Distribution and Servicing Fees paid to the Distributor, which are included in the Statement of Operations. As of September 30, 2025, Distribution and Servicing Fees payable to the Distributor totaled $261,136.

Organizational and Offering Expenses – Organizational costs are expensed as incurred. Offering costs are accounted for as a deferred charge at the commencement of operations and amortized on a straight-line basis over twelve months. Organizational costs include expenses related to forming the Fund, drafting bylaws, preparing administration, custody, and transfer agency agreements, and legal services for the initial Board meeting. Offering costs include expenses for preparing, reviewing, and filing the Fund’s registration statement with the SEC on Form N-2; preparing, reviewing, and filing any associated marketing or similar materials; printing, mailing, or distributing the Fund’s Prospectus, Statement of Additional Information, and marketing materials; and related filing and legal fees. For the period ended September 30, 2025, the aggregate organizational and offering costs recorded were $85,173 and $57,089, respectively.

Ultimus Fund Solutions (“UFS”) – UFS provides administration, fund accounting, and transfer agent services to the Fund. Under the servicing agreement with UFS, the Fund pays customary fees for these services. During the period ended September 30, 2025, certain Fund officers also served as officers of UFS and did not receive any fees directly from the Fund for serving in those capacities. For the period ended September 30, 2025, the Fund incurred $27,970 of administrative service fees and $17,922 of transfer agent fees which are included in the Statement of Operations. As of September 30, 2025, service fees payable to related parties, as found on the Statement of Assets and Liabilities, includes a payable of $45,892 due to UFS for administration service fees and transfer agent fees.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, a related party of UFS, provides compliance services and supplies the chief compliance officer, pursuant to a consulting agreement between NLCS and the Fund. For the year ended September 30, 2025, the Fund incurred $6,351 in NLCS customary fees, which are included in chief compliance officer fees on the Statement of Operations. As of September 30, 2025, service fees payable to related parties, as found on the Statement of Assets and Liabilities, includes a payable of $6,351 due to NLCS for chief compliance officer fees.

Blu Giant, LLC (“Blu Giant”), – Blu Giant, a related party of UFS, provides EDGAR conversion and filing services, as well as print management services for the Fund on an ad-hoc basis. For the year ended September 30, 2025, the Fund incurred $8,356 of printing and postage expenses, which are included in the Consolidated Statement of Operations. As of September 30, 2025, services fees payable to related parties, as found on the Statement of Assets and Liabilities, includes a payable of $8,356 due to Blu Giant for printing and postage expenses.

Morgan Stanley Private Markets and Alternatives Fund
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
September 30, 2025

6.	RISKS, Uncertainties, and Indemnifications

Associated Risks – During the normal course of business, the Fund may purchase, sell, or hold various investments, which may involve certain risks that are not apparent from the financial statements.

In the ordinary course of business, the Fund manages a variety of risks and identifies, measures, and monitors them through various control mechanisms. Multiple market risk factors exist that could cause the Fund to lose some or all of its invested capital. Market and other risk factors are outlined below:

The Fund plans to invest primarily in the Portfolio Funds, which, other than Carlyle AlpInvest Private Markets Sub-fund I, Franklin Lexington PE Secondaries Fund, and StepStone Private Venture and Growth Fund, invest in the Master Funds and are believed to possess the attributes necessary to produce significant investment returns. The risks of the Portfolio Funds are closely tied to those of the Master Funds. Multiple market risk factors exist that could cause the Fund to lose some or all of its invested capital.

General Economic and Other Risk Factors – The Fund’s investment in the Portfolio Funds can be significantly affected by general economic and political conditions, as well as global, domestic, and industry-specific market conditions.

Political developments, cybersecurity attacks, natural disasters, public health crises, and other events outside of the Fund’s control can also materially impact the Fund and its Portfolio Funds. For example, if any of these events occur, they may affect the Portfolio Funds’ fair value measurements, financing arrangements, or ability to achieve their investment objectives, and the impact could be material.

Credit Risk and Concentration Risk – The Fund participates in multiple Portfolio Funds’ investments and, as a result, the aggregate return of the Fund may be materially and adversely affected by the unfavorable performance of those Portfolio Funds.

The Fund may invest indirectly through the Portfolio Funds in securities that are either unrated or rated in the lower categories by various credit rating agencies. Securities in these lower-rated categories are subject to a greater risk of loss of principal and interest than higher-rated securities, particularly during periods of deterioration in general economic conditions.

Portfolio Fund Risk – The Fund does not have an active role in the day-to-day management of the Portfolio Funds in which it invests, nor does it have the ability to approve the specific investment or management decisions made by the general partners of the Portfolio Funds. As a result, the Fund’s returns primarily depend on the performance of these asset managers and other management personnel and could be adversely affected by unfavorable performance of the Portfolio Funds in which it invests.

The Fund has substantial investments, through its Portfolio Funds, in small companies that may have limited business histories, products and service lines, financial resources, and management depth. The Fund, through its investments in the Portfolio Funds, may invest in certain portfolio companies that are experiencing significant financial or business difficulties and carry a substantial amount of debt or borrowing, which typically includes restrictive covenants. Such investments are subject to a greater risk of poor performance or loss.

Liquidity Risk – Due to the nature of its investments, the Fund is subject to withdrawal restrictions at the discretion of the general partners of the Portfolio Funds, as described in the subscription agreements of the Portfolio Funds.

Please refer to the Fund’s prospectus and Statement of Additional Information for a more comprehensive listing of risks associated with investing in the Fund.

Morgan Stanley Private Markets and Alternatives Fund
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
September 30, 2025

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

7.	REPURCHASES OF SHARES

Beginning no later than the first full calendar quarter after six months from the commencement of investment operations, the Fund may periodically offer to repurchase Shares pursuant to written tenders from shareholders. The Adviser will recommend to the Board of Trustees, subject to its discretion, that the Fund repurchase Shares quarterly in an amount not exceeding 3% of the Fund’s net asset value.

Any Shares held for less than one year (on a first-in, first-out basis) will be subject to an “Early Repurchase Fee” equal to 2% of their net asset value. Any Early Repurchase Fee charged will be retained by the Fund. The Board of Trustees may waive the Early Repurchase Fee if it determines that doing so is in the Fund’s best interests and does not unfairly discriminate against any shareholder.

There is no minimum number of Shares required for any repurchase offer. The Adviser generally expects to recommend quarterly repurchases as of March 31, June 30, September 30, and December 31 each year. Each repurchase offer will typically begin about 45 days before the applicable repurchase date.

For the period ended September 30, 2025, there were no repurchase offers.

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Fund’s tax year end is September 30, 2025, as such, the information in this section is as of the Fund’s tax year end.

The Fund did not pay any distributions for the tax period ended September 30, 2025.

As of September 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$138,860	$—	$—	$—	$—	$4,767,358	$4,906,218

The difference between book basis and tax basis accumulated ordinary income/(loss) and other book/tax differences are primarily attributable to tax adjustments for partnerships.

Permanent book and tax differences, primarily attributable to non-deductible expenses resulted in reclassifications for the Fund for the tax year ended September 30, 2025, as follows:

Paid-in Capital	Accumulated earnings(losses)
$(5,611)	$5,611

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	(Depreciation)	Appreciation
$318,275,834	$4,964,339	$(196,981)	$4,767,358

Morgan Stanley Private Markets and Alternatives Fund
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
September 30, 2025

9.	SUBSEQUENT EVENTS

Subsequent to September 30, 2025, and through November 29, 2025, the date on which the financial statements were issued, the Adviser evaluated subsequent events and concluded that no events required accrual or disclosure.

Morgan Stanley Private Markets and Alternatives Fund
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2025

Approval of Investment Advisory Agreement

At a meeting held on June 9, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Morgan Stanley Private Markets and Alternatives Fund (the “Fund”), including each of the managers that are not “interested persons” of the Fund (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of the investment advisory agreement (the “Advisory Agreement”) between iCapital Fund Advisors LLC (“iCapital” or the “Adviser”) and the Fund.

In connection with the Board’s consideration of each of the Agreements, the Board received written materials in advance of the Meeting, which included information regarding: (a) a description of the Adviser’s investment management personnel; (b) an overview of the Adviser’s operations and financial condition; (c) a comparison of the Fund’s advisory fee and overall expenses with those of comparable closed end investment funds registered under the 1940 Act; (d) the level of profitability from the Adviser’s fund-related operations; (e) the compliance policies and procedures of the Adviser including policies and procedures for personal securities transactions; and (f) information regarding the performance of the Fund compared to other comparable closed end investment funds registered under the 1940 Act, relevant benchmark indices, and the historical performance of other 1940 Act registered funds managed by the Adviser.

Matters considered by the Board in connection with its approval of the Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by iCapital and the Sub-Adviser related to the Management Agreement and the Sub-Advisory Agreement, respectively, with respect to the Fund including: the Management Agreement; the Sub-Advisory Agreement; a description of the manner in which investment decisions are to be made and executed; an overview of the personnel that will perform services for the Fund and their background and experience; a review of the financial condition of iCapital and the Sub-Adviser; information regarding risk management processes and liquidity management; the compliance policies and procedures of iCapital and the Sub-Adviser, including their respective business continuity and cybersecurity policies and a code of ethics that contained provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); and iCapital’s and the Sub-Adviser’s compliance and regulatory history.

The Board reviewed the portfolio capabilities of the Sub-Adviser and its ability to deliver performance consistent with what shareholders are accustomed to. The Board also considered the CCO’s statement that he had reviewed the compliance policies and procedures of iCapital and the Sub-Adviser and concluded that their compliance programs are reasonably designed to prevent and detect violations of the Federal Securities Laws (as defined in Rule 38a-1 under the 1940 Act) and comply with Rule 38a-1 under the 1940 Act. Based on this review, the Board concluded that the range and quality of services provided by iCapital and the Sub-Adviser to the Fund under the Management Agreement and the Sub-Advisory Agreement, respectively, were expected to be satisfactory.

Performance. Mr. Veronis stated that the Sub-Adviser currently also advises another alternative strategies fund registered under the 1940 Act, and he reviewed the performance of such fund over various period, including since its inception.

Advisory Fees. As to the costs of the services to be provided, the Board considered a comparison prepared by iCapital of the Fund’s proposed advisory fee to those of comparable alternative strategy tender offer funds (the “Peer Funds”). The Board considered that iCapital was proposing an annualized advisory fee of 0.40% of the Fund’s net assets, which was lower than the mean advisory fee charged to the Peer Funds, and was proposing an annualized sub-advisory fee of 0.25% of the Fund’s net assets. The Board concluded that the proposed contractual advisory fee and sub-advisory fee were not unreasonable.

Profitability. The Board noted the Adviser’s and the Sub-Adviser’s estimated net profitability with respect to their proposed engagements with the Fund is reasonable and not excessive given the complexity of this Fund.

Economies of Scale. The Board determined that based on the Fund’s anticipated asset size and complexity, and expense reimbursement agreement with iCapital, economies of scale that would require breakpoints will not be realized in the near-term.

Morgan Stanley Private Markets and Alternatives Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
September 30, 2025

Fall-out Benefits. The Board considered whether the Fund and the Adviser and its affiliates would receive certain other ancillary or “fall-out” benefits from their relationship with each other. The Board considered that the investment managers of the investment funds in which the Fund will invest will use their own resources to compensate iCapital Markets LLC, an affiliate of the Adviser, in respect of the Fund’s investment in such investment funds (“Revenue Sharing Payments”).The Board also considered that the Adviser would enter into an “Expense Reimbursement Agreement” with the Fund for a Reimbursement Period”), under which the Adviser would, with respect to the relevant month, pay, absorb or reimburse the Fund’s Management Fee and Other Expenses so that the Management Fee and Other Expenses in the aggregate equal or are less than 1.25% per annum of the Fund’s average monthly net assets. The Board further noted that if the Expense Reimbursement amount is less than the aggregate Revenue Sharing Payments received by iCapital Markets LLC during the Reimbursement Period, the Adviser anticipates providing for such period a voluntary expense reimbursement to the Fund to further reduce the Fund’s total Management Fee and Other Expenses. The Board further considered that the Adviser will extend its voluntary expense reimbursement to the Fund to a subsequent period to further reduce the Fund’s total Management Fee and Other Expenses if the aggregate Revenue Sharing Payments received by iCapital Markets LLC during the Reimbursement Period are greater than the Fund’s Management Fee and Other Expenses incurred during the Reimbursement Period. Thus, the Board considered that the Revenue Sharing Payments and the Expense Reimbursement arrangements constituted a “fall-out” benefit to the Fund and its shareholders.

The Board also considered that iCapital Markets LLC, an affiliate of the Adviser, would serve as principal underwriter of the Fund. The Board noted that, as principal underwriter, iCapital Markets LLC would receive distribution and service fees from the Fund, all or a majority of which was expected to be reallowed to Morgan Stanley Smith Barney LLC.

Conclusion. Mr. Gersten reported that the Board, having requested and received such information from iCapital and the Sub-Adviser as it believed reasonably necessary to evaluate the terms of the Management Agreement and the Sub-Advisory Agreement and having been advised by independent counsel that the Independent Trustees had appropriately considered and weighed all relevant factors, determined that the approval of the Management Agreement and the Sub-Advisory Agreement are in the best interests of the Fund and its investors. In considering the Management Agreement and the Sub-Advisory Agreement, the Board did not identify any one factor as all important and each Trustee may have considered different factors as more important.

Morgan Stanley Private Markets and Alternative Fund
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2025

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling (212) 994-7400 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling (212) 994-7400.

INVESTMENT ADVISER
iCapital Fund Advisors LLC
60 East 42nd Street, 26th Floor
New York, NY 10165

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

PMAX-SAR25

Item 2. Code of Ethics.

Not applicable for Semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-annual reports

Item 5. Audit Committee of Listed Registrants. Not Applicable.

Item 6. Investments. Incorporated by reference.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Not Applicable

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for Semi-annual reports

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Morgan Stanley Private Markets and Alternatives Fund

By (Signature and Title)

/s/ Nicholas Veronis

Nicholas Veronis, President/Principal Executive Officer

Date	12/08/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Nicholas Veronis

Nicholas Veronis, President/Principal Executive Officer

Date	12/08/2025

By (Signature and Title)

/s/ Indira Mahadeo

Indira Mahadeo, Treasurer/Principal Financial Officer

Date	12/08/2025